Subsequent events (Details)																							1 Months Ended						3 Months Ended	12 Months Ended
	Mar. 18, 2019	Mar. 13, 2019	Feb. 13, 2019 $ / shares	Jan. 18, 2019 shares	Dec. 05, 2018 $ / shares	Sep. 20, 2018 $ / shares	Jun. 06, 2018 $ / shares	Mar. 12, 2018 $ / shares	Dec. 13, 2017 $ / shares	Sep. 25, 2017 $ / shares	May 11, 2017 $ / shares	Feb. 23, 2017 $ / shares	Nov. 25, 2016 $ / shares	Sep. 15, 2016 $ / shares	May 11, 2016 $ / shares	Mar. 10, 2016 $ / shares	Nov. 24, 2015 $ / shares	Aug. 14, 2015 $ / shares	May 21, 2015 $ / shares	Mar. 13, 2015 $ / shares	Nov. 25, 2014 $ / shares	Aug. 22, 2014 $ / shares	Mar. 18, 2019 USD ($)	May 31, 2018	May 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Jul. 31, 2015 USD ($)	Jun. 30, 2014	Jul. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 15, 2019 USD ($) shares	Feb. 28, 2019 $ / shares shares	Jan. 17, 2019 shares	Jun. 30, 2018 $ / shares shares	Feb. 28, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares	Oct. 31, 2017 $ / shares shares	Dec. 31, 2016 shares	Apr. 30, 2013 shares
Disclosure of non-adjusting events after reporting period [line items]
Common stock, par value (in dollars per share) | $ / shares																														$ 0.01
Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notes repurchased amount | $																							$ 2,300,000.0
Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorized (in shares) | shares																														150,000,000						40,000,000
Number of shares outstanding (in shares) | shares																														51,397,562						32,650,755
Common stock, par value (in dollars per share) | $ / shares																														$ 0.01						$ 0.01
Common stock [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorized (in shares) | shares				150,000,000.0
Reverse stock split of common shares				0.10
Number of shares outstanding (in shares) | shares				51,397,470																											51,396,970		513,975,324
Dividends per share (in USD per share) | $ / shares			$ 0.10
Common stock, par value (in dollars per share) | $ / shares																																$ 0.01
2013 Equity Incentive Plan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																																							500,000
2013 Equity Incentive Plan [Member] | Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																														1,383,248				210,140	512,244		950,180	1,286,971
Common stock, par value (in dollars per share) | $ / shares																														$ 0.01				$ 0.01	$ 0.01		$ 0.01
2013 Equity Incentive Plan [Member] | Common stock [Member] | Major ordinary share transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Shares reserved for issuance (in shares) | shares																																86,977
Convertible Notes due 2019 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares					$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 1.2	$ 1.2	$ 1
Convertible conversion rate					0.01005396	0.01000515	0.00995277	0.00992056	0.00987742	0.00984450	0.00981588	0.00979316	0.00977039	0.00949345	0.00925323	0.00905311	0.00886790	0.00874349	0.00863738	0.00852216	0.00840184	0.00828556			0.8475	0.83105	1.08810	0.0082008		0.0100540
Notes repurchased amount | $																									$ 5,000,000.0	$ 5,000,000.0	$ 1,500,000.0
Repayments | $																									$ 4,200,000	$ 4,200,000			$ 203,500,000
Convertible Notes due 2019 [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate		0.010111																					0.99
Increase (decrease) in convertible conversion ratio		0.000057
Repayments | $																							$ 2,300,000
Convertible Notes due 2022 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Dividends per share (in USD per share) | $ / shares					$ 0.1	$ 0.1	$ 0.1
Convertible conversion rate					0.02534	0.02521	0.02508																	0.025
Convertible Notes due 2022 [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate		0.0254799
Increase (decrease) in convertible conversion ratio		0.0001437
Unsecured Senior Notes Due 2019 [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repurchased face amount percentage	100.00%
2015 Securities Repurchase Program [Member] | Common stock [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock buyback program, remaining authorized amount | $																														$ 123,800,000
2015 Securities Repurchase Program [Member] | Common stock [Member] | Debt transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Stock buyback program, remaining authorized amount | $																															$ 121,600,000